Provisions - Summary of Changes to Office Lease Provision (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Provisions [line items]
Balance, beginning of year	$ 33.5	$ 12.7
Net additions (dispositions)		27.0
Increase (decrease) due to changes in estimates	(0.7)	1.0
Settlements	(9.1)	(9.7)
Accretion charges	1.9	2.5
Balance, end of year	25.6	33.5
Current portion	8.9	9.0
Long-term portion	$ 16.7	$ 24.5